SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	Oct. 14, 2025	Apr. 09, 2025	May 31, 2025
Subsequent Event [Line Items]
Total program			$ 6,698,000
Board of Directors Chairman [Member]
Subsequent Event [Line Items]
Total program		$ 1,000,000
Repurchased value		$ 1,000,000.0
Board of Directors Chairman [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repurchased shares	758,436
Repurchased value	$ 803,109